RESTRUCTURING AND OTHER SEVERANCE COSTS: (Tables)	12 Months Ended
Dec. 31, 2011
RESTRUCTURING AND OTHER SEVERANCE COSTS:
Schedule of restructuring and other severance costs

	YearendedDecember31,
($inmillions)	2011	2010	2009
Severance/Relocation	$7.3	$2.3	$2.6
Facility/entity closure and other	3.8	1.3	3.9
Restructuring charge	11.1	3.6	6.5
Other severance costs	3.4	1.4	13.8
Total	$14.5	$5.0	$20.3

Schedule of selected information for outstanding liabilities from recent restructuring actions

		Facility
	Severance/	Closure
($inmillions)	Relocation	andOther	Total
Liability balance, December31, 2009	$4.2	$3.3	$7.5
Restructuring charge in 2010	2.3	1.3	3.6
Utilized	(2.8)	(2.2)	(5.0)
Foreign exchange and other	(1.0)	(0.3)	(1.3)
Liability balance, December31, 2010	$2.7	$2.1	$4.8
Restructuring charge in 2011 (a)	7.9	3.8	11.7
Utilized	(4.7)	(3.3)	(8.0)
Foreign exchange and other	(0.1)	(0.2)	(0.3)
Liability balance, December31, 2011	$5.8	$2.4	$8.2

(a) Includes $0.6 million of charges recorded in income from discontinued operations, net of tax.

Schedule of restructuring reserves by segment
	December31,
($inmillions)	2011	2010
Lithium	$1.0	$-
Surface Treatment	4.2	2.2
Performance Additives	0.8	0.2
Advanced Ceramics	0.2	0.5
Corporate and other	2.0	1.9
	$8.2	$4.8